Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	39
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72%		November 15, 2017
Class A-2a Notes	$315,700,000.00	1.04%		September 15, 2019
Class A-2b Notes	$150,000,000.00	1.87975%	*	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.22%		March 15, 2021
Class A-4 Notes	$121,570,000.00	1.40%		February 15, 2022
Class B Notes	$39,520,000.00	1.73%		March 15, 2022
Class C Notes	$26,350,000.00	1.93%		April 15, 2023
Total	$1,317,340,000.00
		* One-month LIBOR + 0.14%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$485,363.83

Principal:
Principal Collections	$12,385,148.87
Prepayments in Full	$4,866,194.93
Liquidation Proceeds	$173,991.45
Recoveries	$140,894.19
Sub Total	$17,566,229.44
Collections	$18,051,593.27

Purchase Amounts:
Purchase Amounts Related to Principal	$212,779.17
Purchase Amounts Related to Interest	$717.48
Sub Total	$213,496.65

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,265,089.92

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	39
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$18,265,089.92
Servicing Fee	$219,581.28	$219,581.28	$0.00	$0.00	$18,045,508.64
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,045,508.64
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$18,045,508.64
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$18,045,508.64
Interest - Class A-3 Notes	$32,930.67	$32,930.67	$0.00	$0.00	$18,012,577.97
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$17,870,746.30
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,870,746.30
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$17,813,771.63
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,813,771.63
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$17,771,392.05
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,771,392.05
Regular Principal Payment	$16,539,017.84	$16,539,017.84	$0.00	$0.00	$1,232,374.21
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,232,374.21
Residual Released to Depositor	$0.00	$1,232,374.21	$0.00	$0.00	$0.00
Total		$18,265,089.92

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$16,539,017.84
Total					$16,539,017.84
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,539,017.84	$43.81	$32,930.67	$0.09	$16,571,948.51	$43.90
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$16,539,017.84	$12.55	$274,116.59	$0.21	$16,813,134.43	$12.76

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	39

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$32,390,822.86	0.0858035	$15,851,805.02	0.0419915
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$219,830,822.86	0.1668748	$203,291,805.02	0.1543199

Pool Information
Weighted Average APR	2.203%	2.189%
Weighted Average Remaining Term	25.26	24.48
Number of Receivables Outstanding	24,468	23,718
Pool Balance	$263,497,534.63	$245,644,014.74
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$246,177,596.24	$229,638,578.40
Pool Factor	0.1842642	0.1717792

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$7,149,991.01
Yield Supplement Overcollateralization Amount	$16,005,436.34
Targeted Overcollateralization Amount	$42,352,209.72
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$42,352,209.72

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	39
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		73	$215,405.47
(Recoveries)		136	$140,894.19
Net Loss for Current Collection Period			$74,511.28
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3393%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3753%
Second Prior Collection Period			0.7942%
Prior Collection Period			0.4389%
Current Collection Period			0.3512%
Four Month Average (Current and Prior Three Collection Periods)			0.4899%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,357	$13,313,221.31
(Cumulative Recoveries)			$2,199,864.99
Cumulative Net Loss for All Collection Periods			$11,113,356.32
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7772%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,965.81
Average Net Loss for Receivables that have experienced a Realized Loss			$3,310.50

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.21%	401	$5,434,573.30
61-90 Days Delinquent	0.29%	46	$700,550.52
91-120 Days Delinquent	0.04%	8	$108,958.99
Over 120 Days Delinquent	0.29%	41	$712,673.08
Total Delinquent Receivables	2.83%	496	$6,956,755.89

Repossession Inventory:
Repossessed in the Current Collection Period		18	$179,582.77
Total Repossessed Inventory		18	$217,790.14

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2940%
Prior Collection Period			0.3474%
Current Collection Period			0.4005%
Three Month Average			0.3473%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6197%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	39

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer